ILFC Transaction (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of The Consideration Transferred To Effect The ILFC Transaction

The consideration transferred to effect the ILFC Transaction consisted of the following:

Cash consideration (a)	$2,400,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Share compensation	12,275
Consideration transferred	$6,957,641

(a)	Excludes the $600.0 million special distribution paid by ILFC to AIG prior to the Closing Date.

Summary Of Pro Forma Information

The following unaudited pro forma summary presents consolidated information of AerCap as if the business combination had occurred on January 1, 2013:

Year Ended December 31, 2014
Total Revenues and other income	$5,212,900
Net income	952,778

ILFC [Member]
Schedule Of Reported Transaction And Integration Expenses Related To The ILFC Transaction

AerCap reported transaction and integration expenses related to the ILFC Transaction as provided in the following table. These expenses are included in transaction, integration and restructuring related expenses in our Consolidated Income Statements.

	Year Ended December 31,
	2016	2015	2014
Severance and other compensation expenses	$—	$7,236	$54,600
Banking fees	—	—	45,740
Professional fees and other expenses	—	2,366	48,452
	$—	$9,602	$148,792